Borrowings (Tables)	12 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Summary of Borrowings
Summary of borrowings is as following:

Creditors	A nn ual Interest Rate	Maturity date	As of June 30, 2024	As of June 30, 2025
			RMB	RMB
Zhejiang Hangzhou Rural Commercial Bank (1)	4.35%	July 1, 2024	4,000,000	-
Zhejiang Hangzhou Rural Commercial Bank (1)	4.35%	June 12, 2025	3,000,000	-
Zhejiang Hangzhou Rural Commercial Bank (2)	4.35%	August 29, 2024	3,000,000	-
Zhejiang Hangzhou Rural Commercial Bank (1)	4.35%	June 11, 2026	-	7,000,000
Zhejiang Hangzhou Rural Commercial Bank (2)	4.35%	August 21, 2025	-	3,000,000
Hangzhou United Rural Commercial Bank (3)	3.65%	August 21, 2025	-	3,000,000
Hangzhou United Rural Commercial Bank (4)	3.40%	September 4, 2025	-	7,000,000
Hangzhou United Rural Commercial Bank (5)	3.40%	September 5, 2025	-	10,000,000
Total short-term borrowings			10,000,000	30,000,000

Zhejiang Hangzhou Rural Commercial Bank (6)	4.35%	August 13, 2026	1,000,000	1,000,000
Zhejiang Hangzhou Rural Commercial Bank (6)	4.35%	August 31, 2026	1,200,000	1,200,000
Total long-term borrowings			2,200,000	2,200,000

(1)
On June 24, 2022, Youba Tech mortgaged a building of RMB34,791,400 to obtain a line of credit
(“Credit Line I”)
from
Zhejiang Hangzhou Rural Commercial Bank in the amount
of
RMB7,000,000, with a
five
-year
term from June 24, 2022 to June 23, 2027. On July 31, 2023, Youba Tech withdrew RMB4,000,000 from
Credit Line I
, with an effective annual interest rate of 4.35% and a term of 12 months, which was fully repaid on July 1, 2024. On
June
17
, 202
4
, Youba Tech withdrew another RMB3,000,000 from
Credit Line I
, with an effective annual interest rate of 4.35% and a term of 12 months, which was fully repaid on
June
12
, 202
5
.
On July 1, 2024,
Youba Tech withdrew
another RMB4,000,000 from the same line of credit, which was fully repaid on
June 12, 2025
.
On
June
13
, 202
5
, Youba Tech withdrew another RMB
7,000,000
from the same line of credit, with an effective annual interest rate of
4.35
% and a term of 12 months.

(2)
On September 8, 2022, with the same building of RMB34,791,400 for security pledge, Youba Tech obtained another line of credit
(“Credit Line II”)
from Zhejiang Zhangzhou Rural Commercial Bank in the amount of RMB5,200,000, with a five
-year term from September 8, 2022 to September 7, 2027. On
September 5
, 202
3
, Youba Tech withdrew RMB
3,000,000
from
Credit Line II
, with an effective annual interest rate of
4.35
% and a term of 12 months, which was fully repaid on
August
29
, 202
4
. On August 29, 2024, Youba Tech withdrew another RMB
3,000,000
from
Credit Line II with an effective annual interest rate of
4.35
% and a term of 12 months, which was fully repaid on
August 2
1
, 2025
.

(3)
On September 6, 2024, Youba Tech obtained a line of credit (“Credit Line III”) of RMB20,000,000 from Hangzhou United Bank, secured by Mr. Zhang Jiahua, the Chairman of the Board of Directors, Yang Ying, the Spouse of Zheng Jiahua, and Mr. Zheng Nan, the Chief Executive Officer of the Group, with a two-year term from September 6, 2024 to September 5, 2026. On August 19, 2024, Youba Tech withdrew RMB3,000,000 from Credit Line III, which was fully repaid on February 10, 2025
.
On February 11, 2025, Youba Tech withdrew RMB
3,000,000 from
Credit Line III,
with an effective annual interest rate of
3.65
% and a term of 12 months
, which was secured by one of Mr. Zheng Nan’s real estates of RMB50,000,000.
This loan was fully repaid on
August 21, 2025
.

(4)
On
September 6, 2024
,
Youba Tech withdrew RMB
7,000,000
from
Credit Line III,
with an effective annual interest rate of
3.40
% and a term of
12
months, which was secured by
one
of Mr. Zheng Nan’s real estates of RMB50,000,000. This loan was fully repaid on
September
4, 2025
.

(5)
On
September
9
, 2024
,
Youba Tech withdrew RMB
10,000,000
from
Credit Line III,
with an effective annual interest rate of
3.40
% and a term of 12 months
, which was secured by one of Mr. Zheng Nan’s real estates of RMB50,000,000.
The loan
was fully repaid on
September
5
, 2025
.

(6)
On August 14, 2023, Youba Tech withdrew RMB
1,000,000
from
Credit Line II
with Zhejiang Zhangzhou Rural Commercial Bank, with an effective annual interest rate of
4.35
% and a term of 3 years. On September 1, 2023, Youba Tech withdrew RMB
1,200,000
from the same line of credit of
five
-year term, with an effective annual interest rate of
4.35
% and a term of 3 years.